Dissolution of Subsidiaries - Summary of Gain on Dissolution of Subsidiaries (Detail) - Dec. 31, 2017 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Net assets disposed of:
Other long term assets	¥ 6	$ 1
Income taxes payable	(6,466)	(994)
Gain on dissolution of subsidiaries	¥ (6,460)	$ (993)